LEASE - Information related to operating leases and finance leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASE
Operating lease, right-of-use assets	$ 13,342	$ 6,419	$ 8,138
Operating lease liabilities, current	3,438	3,866	4,058
Operating lease liabilities, non-current	9,835	2,246	3,788
Finance lease, right-of-use assets	1,794	2,636	2,688
Finance lease liabilities, current	$ 532	$ 1,244	$ 1,245
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable and Other Liabilities, Current	Accounts Payable and Other Liabilities, Current	Accounts Payable and Other Liabilities, Current
Finance lease liabilities, non-current	$ 1,156	$ 1,187	$ 1,352
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent